Leases (Future Minimum Lease Payments Under Capital and Operating Leases) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Lease Payments Type [Line Items]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments		$ 431	[1]
Liabilities Subject To Compromise
Lease Payments Type [Line Items]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments		19
Deferred Rent Credit	201	201
Accrued Liabilities And Other Liabilities And Deferred Credits
Lease Payments Type [Line Items]
Deferred Rent Credit	$ 163	$ 160

[1]	As of December 31, 2012, included in Liabilities Subject to Compromise on the accompanying consolidated balance sheet is approximately $19 million relating to ground capital leases.